Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable, net
	December 31, 2017	December 31, 2016
Accounts receivable	$80,037	$85,266
Less: provision for doubtful receivables	(19,706)	(19,437)
Accounts receivable, net	$60,331	$65,829

Allowance for doubtfull receivables

Allowance for doubtful receivables	Balance at Beginning of Period	Charges to Costs and Expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2015	$(18,464)	$(59)	$245	$(18,278)
Year ended December 31, 2016	$(18,278)	$(1,304)	$145	$(19,437)
Year ended December 31, 2017	$(19,437)	$(269)	$—	$(19,706)